Investments - Summary of Security Investments (Detail) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Investments in equities/ securities under available-for-sale method	$ 4,799	$ 1,845
Investment in equities/ securities under the cost method	12,262	15,066
Investment in joint venture under the equity method	6,134
Investment in equities/ securities	$ 23,195	$ 16,911